PROPERTY, PLANT AND EQUIPMENT - Disclosure of Detailed Information About Property, Plant and Equipment, Allocated By Mine (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 449,237
Property, plant and equipment at end of period	451,335	$ 449,237
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	993,453	752,273
Additions	69,633	80,500
Acquisition of Jerritt Canyon		175,727
Reclassification to asset held-for-sale	(115,465)
Transfers and disposals	(4,689)	(15,047)
Property, plant and equipment at end of period	942,932	993,453
Accumulated depreciation, amortization and impairment reversal [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(544,216)	(494,053)
Depreciation and amortization	(56,228)	(49,959)
Impairment	(1,742)
Impairment reversal	3,076
Reclassification to asset held-for-sale	(103,640)
Transfers and disposals	(3,873)	(1,877)
Write-down on assets held-for-sale		(2,081)
Property, plant and equipment at end of period	(491,597)	(544,216)
Mexico - San Dimas [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	105,473
Property, plant and equipment at end of period	94,377	105,473
Mexico - San Dimas [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	158,528	146,728
Additions	6,985	9,484
Acquisition of Jerritt Canyon		0
Reclassification to asset held-for-sale	0
Transfers and disposals	(717)	2,316
Property, plant and equipment at end of period	164,796	158,528
Mexico - San Dimas [Member] | Accumulated depreciation, amortization and impairment reversal [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(53,055)	(34,623)
Depreciation and amortization	(17,554)	(17,801)
Impairment	0
Impairment reversal	0
Reclassification to asset held-for-sale	0
Transfers and disposals	(190)	631
Write-down on assets held-for-sale		0
Property, plant and equipment at end of period	(70,419)	(53,055)
Mexico - Santa Elena [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	64,843
Property, plant and equipment at end of period	99,979	64,843
Mexico - Santa Elena [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	122,597	97,331
Additions	13,093	19,885
Acquisition of Jerritt Canyon		0
Reclassification to asset held-for-sale	0
Transfers and disposals	31,852	5,381
Property, plant and equipment at end of period	167,542	122,597
Mexico - Santa Elena [Member] | Accumulated depreciation, amortization and impairment reversal [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(57,754)	(48,086)
Depreciation and amortization	(10,058)	(6,997)
Impairment	0
Impairment reversal	0
Reclassification to asset held-for-sale	0
Transfers and disposals	(249)	2,671
Write-down on assets held-for-sale		0
Property, plant and equipment at end of period	(67,563)	(57,754)
Mexico - La Encantada [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	20,680
Property, plant and equipment at end of period	24,422	20,680
Mexico - La Encantada [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	150,718	143,510
Additions	5,325	5,831
Acquisition of Jerritt Canyon		0
Reclassification to asset held-for-sale	0
Transfers and disposals	1,880	1,377
Property, plant and equipment at end of period	157,923	150,718
Mexico - La Encantada [Member] | Accumulated depreciation, amortization and impairment reversal [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(130,038)	(126,955)
Depreciation and amortization	(2,809)	(2,259)
Impairment	0
Impairment reversal	0
Reclassification to asset held-for-sale	0
Transfers and disposals	654	824
Write-down on assets held-for-sale		0
Property, plant and equipment at end of period	(133,501)	(130,038)
Jerritt Canyon [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	172,857
Property, plant and equipment at end of period	166,778	172,857
Jerritt Canyon [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	193,085	0
Additions	16,297	17,366
Acquisition of Jerritt Canyon		175,727
Reclassification to asset held-for-sale	0
Transfers and disposals	367	(8)
Property, plant and equipment at end of period	209,749	193,085
Jerritt Canyon [Member] | Accumulated depreciation, amortization and impairment reversal [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(20,228)	0
Depreciation and amortization	(22,747)	(20,228)
Impairment	0
Impairment reversal	0
Reclassification to asset held-for-sale	0
Transfers and disposals	(4)	0
Write-down on assets held-for-sale		0
Property, plant and equipment at end of period	(42,971)	(20,228)
Non-producing Properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	27,180
Property, plant and equipment at end of period	18,195	27,180
Non-producing Properties [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	285,806	293,761
Additions	98	229
Acquisition of Jerritt Canyon		0
Reclassification to asset held-for-sale	(115,465)
Transfers and disposals	(5,421)	(8,184)
Property, plant and equipment at end of period	165,018	285,806
Non-producing Properties [Member] | Accumulated depreciation, amortization and impairment reversal [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(258,626)	(263,873)
Depreciation and amortization	(222)	(266)
Impairment	(1,742)
Impairment reversal	3,076
Reclassification to asset held-for-sale	(103,640)
Transfers and disposals	(7,051)	(5,513)
Write-down on assets held-for-sale		0
Property, plant and equipment at end of period	(146,823)	(258,626)
Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	58,204
Property, plant and equipment at end of period	47,584	58,204
Other [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	82,719	70,943
Additions	27,835	27,705
Acquisition of Jerritt Canyon		0
Reclassification to asset held-for-sale	0
Transfers and disposals	(32,650)	(15,929)
Property, plant and equipment at end of period	77,904	82,719
Other [Member] | Accumulated depreciation, amortization and impairment reversal [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(24,515)	(20,516)
Depreciation and amortization	(2,838)	(2,408)
Impairment	0
Impairment reversal	0
Reclassification to asset held-for-sale	0
Transfers and disposals	2,967	(490)
Write-down on assets held-for-sale		(2,081)
Property, plant and equipment at end of period	$ (30,320)	$ (24,515)